OTHER ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

6. OTHER ASSETS

Other assets consist of the following:

	September 30,	December 31,
	2021	2020
Deferred rent receivable	$1,644,276	$1,912,048
Prepaid expenses, deposits and other	273,585	215,946
Investment in marketable securities	1,670,693	83,241
Accounts receivable, net	363,104	541,885
Right-of-use assets, net	81,637	102,144
Other intangibles, net	97,483	142,483
Notes receivable	316,374	316,374
Deferred offering costs	2,386	108,660
Total other assets	$4,449,538	$3,422,781

As of September 30, 2021, we owned common shares of 17 different publicly traded REITs and options in six of those same REITs. As of September 30, 2021, the fair value of these shares was approximately $1.6 million based on the September 30, 2021 closing price. As of December 31, 2020, we owned common shares and options of two different publicly traded REITs a money market account with a closing market value of approximately $83,000. These shares are presented at fair value as “marketable securities” on our consolidated balance sheets and the gains and losses resulting from the mark-to-market of these securities are recognized in current period earnings.

6. OTHER ASSETS

Other assets consist of the following:

	December 31,	December 31,
	2020	2019
Deferred rent receivable	$1,912,048	$2,680,886
Prepaid expenses, deposits and other	299,187	601,897
Accounts receivable, net	541,885	1,336,122
Right-of-use assets, net	102,144	561,375
Other intangibles, net	142,483	212,932
Notes receivable	316,374	316,374
Deferred offering costs	108,660	—
Total other assets	$3,422,781	$5,709,586